Federal Income Taxes (Details 1) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Deferred tax assets:
General loan loss allowance	$ 363	$ 331
Accrued expenses	113	95
Fair value accounting adjustments on acquisition	223	214
Nonaccrued interest on loans	102	92
State net operating loss carryforward	170
Other real estate owned adjustments	16	129
Depreciation	38	43
Total deferred tax assets	1,025	904
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(981)	(826)
Deferred loan origination costs	(48)	(36)
Loan servicing rights	(18)	(17)
Accrual to cash adjustment	(127)
Fair value accounting adjustments on acquisition	(552)	(468)
Total deferred tax liabilities	(1,726)	(1,347)
Net deferred tax liability	$ (816)	$ (443)